Vanguard Strategic Equity Fund

Schedule of Investments (unaudited)
As of December 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)
Communication Services (5.1%)
*	Match Group Inc.	296,164	44,777
*	Take-Two Interactive Software Inc.	150,195	31,209
*,^	Discovery Inc. Class A	859,136	25,851
*	Bandwidth Inc. Class A	150,191	23,080
	New York Times Co. Class A	443,880	22,980
	News Corp. Class B	1,254,970	22,301
*	Pinterest Inc. Class A	310,180	20,441
*	Zillow Group Inc. Class A	135,982	18,485
	News Corp. Class A	928,577	16,687
*	MSG Networks Inc.	901,083	13,282
	Interpublic Group of Cos. Inc.	554,731	13,047
*	Discovery Communications Inc. Class C	477,791	12,513
*	Roku Inc.	33,782	11,216
*	Liberty Broadband Corp.	70,703	11,197
	Omnicom Group Inc.	164,563	10,264
	CenturyLink Inc.	939,797	9,163
*	ANGI Homeservices Inc. Class A	551,415	7,276
*	Yelp Inc. Class A	204,344	6,676
*	Liberty Global plc Class C	251,013	5,936
*	DISH Network Corp. Class A	117,493	3,800
*	Cargurus Inc.	117,539	3,730
*	Liberty Media Corp -Liberty SiriusXM Class A	83,142	3,591
*	Zillow Group Inc. Class C	27,074	3,514
*	Liberty Global plc Class A	116,687	2,826
*	EverQuote Inc. Class A	67,785	2,532
*	Vonage Holdings Corp.	170,798	2,199
			348,573
Consumer Discretionary (12.0%)
	Best Buy Co. Inc.	526,005	52,490
	PulteGroup Inc.	1,047,711	45,177
	Rent-A-Center Inc.	1,115,898	42,728
	Whirlpool Corp.	195,108	35,215
	Darden Restaurants Inc.	224,307	26,719
*	Meritage Homes Corp.	315,981	26,170
	H&R Block Inc.	1,646,810	26,118
	Newell Brands Inc.	1,099,671	23,346
	Brunswick Corp.	294,568	22,458
	Papa John's International Inc.	253,881	21,542
*	Adient plc	540,317	18,787
*	Etsy Inc.	103,093	18,341
	Domino's Pizza Inc.	47,768	18,317
	Autoliv Inc.	197,928	18,229
	Wingstop Inc.	135,817	18,003
	Bloomin' Brands Inc.	917,253	17,813

*	AutoNation Inc.	254,305	17,748
	Service Corp. International	358,812	17,618
	Tractor Supply Co.	125,278	17,612
*	Stamps.com Inc.	81,610	16,011
*	Terminix Global Holdings Inc.	310,675	15,848
*	Planet Fitness Inc. Class A	183,501	14,245
*	Peloton Interactive Inc. Class A	93,444	14,177
	Murphy USA Inc.	103,247	13,512
	Big Lots Inc.	302,667	12,993
*	Tupperware Brands Corp.	387,986	12,567
	Pool Corp.	33,032	12,304
*	Penn National Gaming Inc.	141,811	12,248
	Polaris Inc.	126,636	12,066
	Gentex Corp.	354,616	12,032
*	Wayfair Inc.	53,173	12,007
	Qurate Retail Group Inc. QVC Group Class A	989,582	10,856
	Thor Industries Inc.	107,898	10,033
	Camping World Holdings Inc. Class A	376,784	9,815
*	NVR Inc.	2,394	9,767
*,^	GameStop Corp. Class A	506,537	9,543
*	At Home Group Inc.	610,050	9,431
	Wyndham Destinations Inc.	138,917	6,232
*	Grand Canyon Education Inc.	66,513	6,193
*	LKQ Corp.	160,257	5,647
	Kohl's Corp.	137,566	5,598
	Brinker International Inc.	88,880	5,028
	Dine Brands Global Inc.	82,828	4,804
	Signet Jewelers Ltd.	169,048	4,610
^	Cheesecake Factory Inc.	122,779	4,550
*	iRobot Corp.	56,228	4,515
^	Bed Bath & Beyond Inc.	251,864	4,473
^	PetMed Express Inc.	136,858	4,388
*	Deckers Outdoor Corp.	15,105	4,332
*	Asbury Automotive Group Inc.	29,276	4,267
	Williams-Sonoma Inc.	37,132	3,782
	Jack in the Box Inc.	40,131	3,724
	Carter's Inc.	38,717	3,642
*	Boyd Gaming Corp.	82,147	3,526
*	Skyline Champion Corp.	113,553	3,513
	Group 1 Automotive Inc.	25,662	3,365
*	Groupon Inc. Class A	88,497	3,362
*	WW International Inc.	133,568	3,259
	Tapestry Inc.	104,059	3,234
	KB Home	90,892	3,047
*	YETI Holdings Inc.	41,843	2,865
	Wyndham Hotels & Resorts Inc.	47,655	2,833
*	Scientific Games Corp.	65,270	2,708
*	Aaron's Co. Inc.	136,960	2,597
*	Overstock.com Inc.	42,811	2,054
			816,034
Consumer Staples (2.8%)
	Campbell Soup Co.	834,944	40,370
	Conagra Brands Inc.	689,737	25,010
*	TreeHouse Foods Inc.	463,271	19,684
*	Herbalife Nutrition Ltd.	388,137	18,650
	Bunge Ltd.	258,031	16,922
	Casey's General Stores Inc.	83,257	14,871

Medifast Inc.	56,426	11,079
Edgewell Personal Care Co.	294,285	10,176
Ingles Markets Inc. Class A	204,811	8,737
* BJ's Wholesale Club Holdings Inc.	227,546	8,483
J M Smucker Co.	63,876	7,384
* Hain Celestial Group Inc.	89,745	3,603
* Boston Beer Co. Inc. Class A	3,075	3,058
* USANA Health Sciences Inc.	37,945	2,926
* United Natural Foods Inc.	150,548	2,404
		193,357
Energy (2.9%)
* Renewable Energy Group Inc.	638,800	45,240
Halliburton Co.	1,531,846	28,952
National Oilwell Varco Inc.	1,633,238	22,424
Targa Resources Corp.	612,866	16,167
Apache Corp.	1,077,897	15,295
Plains GP Holdings LP Class A	1,562,567	13,204
* Southwestern Energy Co.	4,342,191	12,940
Devon Energy Corp.	777,354	12,290
* Range Resources Corp.	1,356,385	9,088
TechnipFMC plc	842,399	7,918
Cimarex Energy Co.	110,209	4,134
* Cheniere Energy Inc.	67,532	4,054
Nabors Industries Ltd.	40,375	2,351
		194,057
Financials (13.1%)
LPL Financial Holdings Inc.	453,007	47,212
Primerica Inc.	346,573	46,417
Walker & Dunlop Inc.	484,254	44,561
Equitable Holdings Inc.	1,605,750	41,091
Regions Financial Corp.	2,489,911	40,137
First Horizon Corp.	2,876,368	36,703
Zions Bancorp NA	821,220	35,674
Fifth Third Bancorp	960,135	26,471
Cullen/Frost Bankers Inc.	296,184	25,836
First American Financial Corp.	488,427	25,218
MGIC Investment Corp.	1,944,198	24,400
Hanover Insurance Group Inc.	201,662	23,578
Unum Group	926,164	21,246
Assured Guaranty Ltd.	636,626	20,047
MSCI Inc. Class A	38,988	17,409
* Brighthouse Financial Inc.	471,216	17,060
Jefferies Financial Group Inc.	676,172	16,634
* NMI Holdings Inc. Class A	732,189	16,584
Evercore Inc. Class A	148,570	16,289
CNO Financial Group Inc.	709,770	15,778
FactSet Research Systems Inc.	46,359	15,414
Globe Life Inc.	157,157	14,924
PROG Holdings Inc.	273,921	14,756
MarketAxess Holdings Inc.	23,234	13,256
* Cannae Holdings Inc.	290,747	12,871
Navient Corp.	1,252,359	12,298
Virtu Financial Inc. Class A	448,203	11,281
Nasdaq Inc.	84,604	11,230
PennyMac Financial Services Inc.	167,950	11,021
Umpqua Holdings Corp.	715,128	10,827

First Hawaiian Inc.	454,081	10,707
Erie Indemnity Co. Class A	43,564	10,699
Huntington Bancshares Inc.	831,096	10,497
Cboe Global Markets Inc.	109,172	10,166
Interactive Brokers Group Inc.	165,207	10,064
Stifel Financial Corp.	199,228	10,053
Universal Insurance Holdings Inc.	659,073	9,959
People's United Financial Inc.	767,269	9,921
Essent Group Ltd.	213,773	9,235
Prosperity Bancshares Inc.	119,278	8,273
Federal Agricultural Mortgage Corp. Class C	110,432	8,200
Nelnet Inc. Class A	108,643	7,740
Webster Financial Corp.	178,025	7,504
American Equity Investment Life Holding Co.	253,342	7,008
International Bancshares Corp.	184,281	6,900
* eHealth Inc.	91,971	6,494
Brightsphere Investment Group Inc.	313,100	6,037
FNB Corp.	554,944	5,272
PacWest Bancorp	202,079	5,133
Synchrony Financial	146,848	5,097
Artisan Partners Asset Management Inc. Class A	100,933	5,081
Citizens Financial Group Inc.	130,435	4,664
Kemper Corp.	53,620	4,120
Fidelity National Financial Inc.	96,233	3,762
SLM Corp.	287,316	3,560
Popular Inc.	60,745	3,421
East West Bancorp Inc.	62,431	3,166
Hartford Financial Services Group Inc.	55,650	2,726
Kinsale Capital Group Inc.	13,413	2,684
Associated Banc-Corp	146,687	2,501
Lincoln National Corp.	45,266	2,277
* Encore Capital Group Inc.	44,197	1,722
		890,866
Health Care (14.5%)
* DaVita Inc.	429,502	50,424
* Charles River Laboratories International Inc.	198,422	49,578
* Novocure Ltd.	278,427	48,179
* Medpace Holdings Inc.	333,886	46,477
* Tenet Healthcare Corp.	1,115,563	44,544
Chemed Corp.	80,801	43,035
* PRA Health Sciences Inc.	328,673	41,229
Universal Health Services Inc. Class B	270,350	37,173
Cardinal Health Inc.	691,329	37,028
* Veeva Systems Inc. Class A	131,082	35,687
Bruker Corp.	640,895	34,692
* Mettler-Toledo International Inc.	29,467	33,583
West Pharmaceutical Services Inc.	109,106	30,911
* IQVIA Holdings Inc.	144,836	25,950
* Henry Schein Inc.	369,899	24,731
* Sarepta Therapeutics Inc.	135,395	23,084
Dentsply Sirona Inc.	434,425	22,746
* Haemonetics Corp.	165,044	19,599
* ImmunoGen Inc.	2,777,053	17,912
* Syneos Health Inc.	246,193	16,773
* United Therapeutics Corp.	107,130	16,261
* Quidel Corp.	85,917	15,435
* Corcept Therapeutics Inc.	574,863	15,038

*	Incyte Corp.	169,314	14,727
*	Emergent BioSolutions Inc.	163,368	14,638
*	Bluebird Bio Inc.	321,546	13,913
*	Myriad Genetics Inc.	680,071	13,448
*	Endo International plc	1,834,536	13,172
*	Alkermes plc	655,693	13,081
*	Avantor Inc.	459,302	12,929
*	Alnylam Pharmaceuticals Inc.	94,381	12,267
*	Enanta Pharmaceuticals Inc.	243,906	10,268
*	Hologic Inc.	139,878	10,187
*	Pacific Biosciences of California Inc.	387,657	10,056
*	Acceleron Pharma Inc.	74,772	9,566
*,^	BioCryst Pharmaceuticals Inc.	1,277,799	9,520
*	Novavax Inc.	79,411	8,855
*	BioMarin Pharmaceutical Inc.	89,114	7,814
*	Viatris Inc.	360,112	6,749
*	MEDNAX Inc.	271,811	6,670
*	MacroGenics Inc.	261,031	5,967
*	Catalent Inc.	57,236	5,957
*	Laboratory Corp. of America Holdings	29,241	5,952
*	Natera Inc.	58,874	5,859
*	GenMark Diagnostics Inc.	318,793	4,654
	PerkinElmer Inc.	32,391	4,648
*	Prestige Consumer Healthcare Inc.	130,786	4,561
*	Puma Biotechnology Inc.	440,116	4,516
*	iRhythm Technologies Inc.	18,910	4,486
*	Jazz Pharmaceuticals plc	22,494	3,713
*	Intercept Pharmaceuticals Inc.	126,710	3,130
*	LHC Group Inc.	14,626	3,120
*	Waters Corp.	11,287	2,793
	Luminex Corp.	95,545	2,209
			979,494
Industrials (13.8%)
	WW Grainger Inc.	136,785	55,855
*	Generac Holdings Inc.	236,149	53,703
	Expeditors International of Washington Inc.	551,645	52,467
	Masco Corp.	920,449	50,560
	Owens Corning	638,298	48,357
*	MasTec Inc.	612,726	41,776
	Allison Transmission Holdings Inc.	938,421	40,474
*	TriNet Group Inc.	411,738	33,186
*	Meritor Inc.	1,138,720	31,782
	TransUnion	316,487	31,402
*	Builders FirstSource Inc.	751,302	30,660
	Huntington Ingalls Industries Inc.	167,220	28,508
	Robert Half International Inc.	365,107	22,812
	Wabash National Corp.	1,221,552	21,047
	Nielsen Holdings plc	877,175	18,307
	Landstar System Inc.	131,796	17,748
	Rush Enterprises Inc. Class A	397,948	16,483
	Werner Enterprises Inc.	407,112	15,967
	Oshkosh Corp.	174,210	14,994
	Quanta Services Inc.	198,426	14,291
*	FTI Consulting Inc.	121,234	13,544
	JB Hunt Transport Services Inc.	97,255	13,290
	Fortune Brands Home & Security Inc.	148,796	12,755
	Dover Corp.	100,114	12,639

	Wabtec Corp.	170,921	12,511
*	United Rentals Inc.	53,169	12,330
	Kansas City Southern	60,024	12,253
	Fastenal Co.	228,389	11,152
	AGCO Corp.	105,116	10,836
	SkyWest Inc.	266,628	10,748
	Hubbell Inc. Class B	67,011	10,507
	Old Dominion Freight Line Inc.	51,138	9,981
	Acuity Brands Inc.	77,835	9,425
*	AeroVironment Inc.	107,289	9,323
	Tetra Tech Inc.	75,918	8,790
	UFP Industries Inc.	150,398	8,354
*	SiteOne Landscape Supply Inc.	45,752	7,258
	ManpowerGroup Inc.	79,784	7,195
*	Atkore International Group Inc.	170,858	7,024
*	Aecom	126,934	6,319
	MSC Industrial Direct Co. Inc. Class A	73,700	6,219
	Allegion plc	53,065	6,176
	Herman Miller Inc.	170,754	5,771
	Watsco Inc.	24,885	5,638
*	Beacon Roofing Supply Inc.	139,782	5,618
	Triton International Ltd.	115,290	5,593
*	Avis Budget Group Inc.	148,099	5,524
	KAR Auction Services Inc.	287,952	5,359
	Alaska Air Group Inc.	96,417	5,014
*	TrueBlue Inc.	259,047	4,841
	Steelcase Inc. Class A	355,650	4,819
*	Upwork Inc.	134,973	4,659
	Ennis Inc.	233,372	4,166
	Quad/Graphics Inc.	845,269	3,229
	Rollins Inc.	81,402	3,180
*	Atlas Air Worldwide Holdings Inc.	57,402	3,131
*	Dycom Industries Inc.	37,125	2,804
	Pentair plc	50,116	2,661
	GATX Corp.	26,088	2,170
			933,185
Information Technology (19.0%)
*	Cadence Design Systems Inc.	590,362	80,543
*	Fortinet Inc.	435,891	64,743
	Booz Allen Hamilton Holding Corp. Class A	558,975	48,731
*	Synaptics Inc.	464,853	44,812
	Jabil Inc.	1,053,551	44,808
*,^	SunPower Corp.	1,719,276	44,082
*	Five9 Inc.	242,426	42,279
*	Synopsys Inc.	161,467	41,859
	Seagate Technology plc	667,867	41,515
	CDW Corp.	303,586	40,010
*	Dropbox Inc. Class A	1,767,733	39,226
*	Zendesk Inc.	269,582	38,583
*	CACI International Inc. Class A	142,862	35,620
*	Manhattan Associates Inc.	330,927	34,807
	Amkor Technology Inc.	2,267,510	34,194
	Avnet Inc.	950,076	33,357
*	Zebra Technologies Corp.	79,294	30,475
*	Box Inc.	1,666,310	30,077
*	Flex Ltd.	1,578,995	28,390
*	Cirrus Logic Inc.	328,734	27,022

ManTech International Corp. Class A	301,322	26,800
* Teradata Corp.	1,101,833	24,758
* Advanced Micro Devices Inc.	261,094	23,945
* Unisys Corp.	1,212,573	23,863
* SolarEdge Technologies Inc.	70,875	22,618
Western Digital Corp.	392,139	21,721
* Domo Inc.	290,509	18,526
* Okta Inc.	72,151	18,345
* GoDaddy Inc. Class A	212,164	17,599
* Fair Isaac Corp.	32,648	16,684
* Proofpoint Inc.	121,052	16,513
CSG Systems International Inc.	324,021	14,604
* Avaya Holdings Corp.	634,314	12,147
* Workiva Inc. Class A	121,768	11,156
Citrix Systems Inc.	83,230	10,828
MAXIMUS Inc.	147,691	10,809
* Lattice Semiconductor Corp.	227,422	10,420
* EPAM Systems Inc.	28,816	10,326
* Verint Systems Inc.	151,803	10,198
DXC Technology Co.	388,604	10,007
Monolithic Power Systems Inc.	27,057	9,909
* Lumentum Holdings Inc.	97,487	9,242
NortonLifeLock Inc.	399,635	8,304
* Cloudera Inc.	557,902	7,760
* FireEye Inc.	327,124	7,543
SYNNEX Corp.	92,168	7,506
* SMART Global Holdings Inc.	192,086	7,228
Perspecta Inc.	294,820	7,099
* Enphase Energy Inc.	39,877	6,997
* Avalara Inc.	38,005	6,267
* Nuance Communications Inc.	134,391	5,925
Brooks Automation Inc.	82,386	5,590
* Ciena Corp.	103,139	5,451
* Fastly Inc. Class A	60,121	5,253
* CommScope Holding Co. Inc.	376,174	5,041
* Nutanix Inc.	139,315	4,440
* Ultra Clean Holdings Inc.	110,410	3,439
* Mimecast Ltd.	56,047	3,186
Alliance Data Systems Corp.	41,131	3,048
* First Solar Inc.	29,669	2,935
* SPS Commerce Inc.	26,074	2,831
* Concentrix Corp.	23,504	2,320
		1,284,314
Materials (5.6%)
Avery Dennison Corp.	269,209	41,757
Scotts Miracle -Gro Co.	183,188	36,480
Huntsman Corp.	1,440,491	36,214
Louisiana-Pacific Corp.	965,826	35,900
Ball Corp.	316,030	29,448
Sealed Air Corp.	620,873	28,430
Reliance Steel & Aluminum Co.	219,030	26,229
Royal Gold Inc.	206,717	21,986
* Coeur Mining Inc.	1,852,909	19,178
Greif Inc. Class A	344,027	16,128
Element Solutions Inc.	865,659	15,348
* Axalta Coating Systems Ltd.	511,771	14,611
Avient Corp.	354,157	14,265

Commercial Metals Co.	441,269	9,064
Domtar Corp.	264,928	8,385
O-I Glass Inc.	548,821	6,531
Mosaic Co.	233,090	5,363
* Alcoa Corp.	198,956	4,586
Sensient Technologies Corp.	59,082	4,358
Cabot Corp.	62,127	2,788
		377,049
Real Estate (7.4%)
Iron Mountain Inc.	1,330,915	39,235
Sabra Health Care REIT Inc.	2,215,658	38,486
Mid-America Apartment Communities Inc.	218,736	27,712
Life Storage Inc.	230,808	27,556
* Redfin Corp.	386,695	26,539
Invitation Homes Inc.	876,040	26,018
Spirit Realty Capital Inc.	644,286	25,881
Lexington Realty Trust	2,415,304	25,651
Gaming and Leisure Properties Inc.	581,098	24,639
VICI Properties Inc.	934,656	23,834
VEREIT Inc.	587,853	22,215
Brixmor Property Group Inc.	1,279,047	21,168
SL Green Realty Corp.	344,177	20,506
Omega Healthcare Investors Inc.	496,567	18,035
MGM Growth Properties LLC Class A	538,504	16,855
Brandywine Realty Trust	1,398,665	16,658
National Health Investors Inc.	216,161	14,952
Xenia Hotels & Resorts I nc.	835,052	12,693
American Homes 4 Rent Class A	398,839	11,965
GEO Group Inc.	800,807	7,095
^ Tanger Factory Outlet Centers Inc.	707,072	7,043
Diversified Healthcare Trust	1,539,895	6,344
CoreCivic Inc.	890,445	5,832
Universal Health Realty Income Trust	88,857	5,711
Regency Centers Corp.	123,027	5,609
Piedmont Office Realty Trust Inc. Class A	266,972	4,333
Uniti Group Inc.	353,703	4,149
Healthcare Trust of America Inc. Class A	147,583	4,065
^ Macerich Co.	362,819	3,871
Duke Realty Corp.	84,717	3,386
Healthcare Realty Trust Inc.	102,134	3,023
		501,059
Utilities (3.3%)
AES Corp.	2,166,745	50,918
Vistra Corp.	1,999,569	39,311
FirstEnergy Corp.	722,854	22,127
Ameren Corp.	275,954	21,541
NRG Energy Inc.	545,854	20,497
CenterPoint Energy Inc.	805,852	17,439
Pinnacle West Capital Corp.	182,026	14,553
CMS Energy Corp.	204,240	12,461
Entergy Corp.	95,111	9,496
Evergy Inc.	124,942	6,935
Hawaiian Electric Industries Inc.	156,894	5,552
American States Water Co.	39,964	3,178

OGE Energy Corp.			77,977	2,484
				226,492
Total Common Stocks (Cost $4,984,960)				6,744,480
	Coupon
Temporary Cash Investments (1.7%)
Money Market Fund (1.6%)
1,2 Vanguard Market Liquidity Fund	0.111%		1,103,517	110,352

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
3 United States Cash Management Bill	0.083%	3/30/21	3,400	3,399
Total Temporary Cash Investments (Cost $113,736)				113,751
Total Investments (101.2%) (Cost $5,098,696)				6,858,231
Other Assets and Liabilities -Net (-1.2%)				(82,615)
Net Assets (100%)				6,775,616
Cost is in $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,621,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $86,194,000 was received for securities on loan.
3 Securities with a value of $2,211,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	70	13,121	251
E-mini Russell 2000 Index	March 2021	131	12,935	67
E-mini S&P Mid -Cap 400 Index	March 2021	49	11,287	301
				619

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
December 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	6,744,480	—	—	6,744,480
Temporary Cash Investments	110,352	3,399	—	113,751
Total	6,584,832	3,399	—	6,858,231
Derivative Financial Instruments
Assets
Futures Contracts[1]	103	—	—	103
Liabilities
Futures Contracts[1]	11	—	—	11
1 Represents variation margin on the last day of the reporting period.